Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Taxation
Components of income taxes

	For the years ended December 31,
	2011		2012		2013
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
Income / (loss) from continuing operation before income tax expenses	180,435,620	983,674,404	(2,145,798)	695,723,664	(66,339,474)	558,299,323

Current income tax expense	8,905,442	68,669,388	21,940,668	95,772,411	2,752,148	43,179,801
Deferred income tax credit	(12,408,199)	(164,833)	(4,623,738)	(26,504,171)	(441,662)	(10,281,072)
Foreign withholding tax expense	11,297,575	9,024,158	5,520,677	4,367,956	4,749,961	3,497,742
PRC withholding tax on undistributed earnings	76,380,924	—	19,645,562	—	26,540,876	—

Income tax expense from continuing operation	84,175,742	77,528,713	42,483,169	73,636,196	33,601,323	36,396,471

Reconciliation of the difference between PRC statutory income tax rate and the group's effective income tax rate

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of tax incentive and holiday	(16.0)%	(15.9)%	(17.2)%
Effect of tax-exempt entities	0.4%	0.3%	0.1%
Change in valuation allowance	1.3%	6.5%	1.5%
Effect of the overseas withholding taxes	1.8%	1.5%	1.7%
Effect of the PRC withholding tax on undistributed earnings	6.7%	3.0%	5.4%
Effect of permanent difference	(0.9)%	(1.0)%	1.8%
Others	(4.1)%	(1.9)%	(4.1)%

Effective income tax rate from continuing operation	14.2%	17.5%	14.2%

The effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Effect of tax incentive and holiday	182,757,137	105,263,201	84,647,199
Basic net earnings per ordinary share effect	0.75	0.44	0.35

Deferred tax assets and deferred tax liabilities

	December 31, 2012	December 31, 2013
	RMB	RMB
Deferred tax assets:
Net operating loss carryforwards	122,629,225	92,659,595
Current reserves and accruals	33,060,825	43,205,785
Depreciation and amortization	1,528,100	10,898,028
R&D Credit	19,609,277	30,024,984
Others	26,357,958	22,863,742

Total deferred tax assets	203,185,385	199,652,134
Less: Valuation allowance	(86,793,131)	(75,093,072)

Total deferred tax assets net off valuation allowance	116,392,254	124,559,062
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	60,112,309	86,911,299
Intangible assets arisen from business combination	33,182,557	38,695,869
Others	7,178,898	8,316,011

Total deferred tax liabilities	100,473,764	133,923,179

Net deferred tax assets / (liabilities)	15,918,490	(9,364,117)

Movement of valuation allowance

	For the years ended December 31,
	2012	2013
	RMB	RMB
Balance at beginning of the year	51,217,697	86,793,131
Current year addition	45,108,417	16,773,539
Current year reversal	(9,532,983)	(7,836,531)
Disposal of PW Literature	—	(20,637,067)

Balance at end of the year	86,793,131	75,093,072

Summary of the activity related to the Group's uncertain tax benefits

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance at January 1	—	10,517,130	12,161,522
Tax positions related to current year:
Additions	1,481,443	798,075	2,342,288
Tax positions related to prior year:
Additions	9,297,799	878,919	967,577
Reductions	—	—	—
Settlements	—	—	—
Foreign currency translation adjustment	(262,112)	(32,602)	(860,558)

Balance at December 31	10,517,130	12,161,522	14,610,829